Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Australia - 3.4%
BlueScope Steel, Ltd.	528,400	$ 6,634,028
Charter Hall Group, REIT	487,532	5,037,464
Omni Bridgeway, Ltd. (A)	2,143,169	6,431,361
Senex Energy, Ltd. (A) (B)	9,920,000	2,447,567

		20,550,420

Austria - 0.8%
ams AG (B)	196,800	4,922,519

Belgium - 6.7%
Barco NV (A)	279,834	5,405,989
D’ieteren SA	130,808	10,313,321
Fagron	268,448	6,638,033
Groupe Bruxelles Lambert SA	117,127	11,586,220
Telenet Group Holding NV	153,600	6,544,761

		40,488,324

Denmark - 2.4%
Scandinavian Tobacco Group A/S, Class A (C)	478,828	8,669,277
Schouw & Co. A/S	58,967	5,933,192

		14,602,469

Finland - 1.3%
Kamux Corp.	111,600	1,849,147
Raisio OYJ, V Shares	1,477,083	6,363,422

		8,212,569

France - 4.7%
Elis SA (B)	342,000	5,150,966
ICADE, REIT	71,800	5,163,389
Kaufman & Broad SA	199,529	9,141,107
Rothschild & Co. (B)	264,219	9,010,064

		28,465,526

Germany - 6.3%
Bertrandt AG	37,409	1,963,450
Borussia Dortmund GmbH & Co. KGaA (B)	439,600	2,738,468
DIC Asset AG	412,978	6,963,475
Gerresheimer AG	105,900	11,277,182
Hamburger Hafen und Logistik AG	305,540	6,600,025
SAF-Holland SE (B)	417,100	5,802,382
Takkt AG (B)	228,913	2,876,215

		38,221,197

Greece - 0.5%
Motor Oil Hellas Corinth Refineries SA	214,951	3,021,512

Hong Kong - 2.8%
Great Eagle Holdings, Ltd.	1,254,493	3,744,663
Kerry Logistics Network, Ltd.	4,391,000	9,364,509
Pacific Textiles Holdings, Ltd.	6,176,900	3,834,278

		16,943,450

Ireland - 4.6%
Bank of Ireland Group PLC (B)	1,363,200	5,064,113
C&C Group PLC (B)	1,373,644	4,333,504
Grafton Group PLC	360,200	4,252,986

	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
Greencore Group PLC (B)	1,920,200	$ 3,050,443
Smurfit Kappa Group PLC	234,710	11,302,142

		28,003,188

Italy - 2.1%
Danieli & C Officine Meccaniche SpA	146,990	1,837,310
doValue SpA (B) (C)	306,900	3,702,037
Prysmian SpA	218,352	7,034,005

		12,573,352

Japan - 30.9%
Aida Engineering, Ltd.	299,300	2,833,710
Air Water, Inc.	337,900	5,462,919
Capcom Co., Ltd.	320,200	20,089,141
Denka Co., Ltd.	333,460	12,699,635
DTS Corp.	325,800	6,942,665
Fuji Corp.	265,800	6,947,304
Furyu Corp.	101,900	1,104,176
GMO internet, Inc.	295,900	8,359,024
Hikari Tsushin, Inc.	21,000	4,404,010
Horiba, Ltd.	103,800	6,795,549
Hosokawa Micron Corp.	54,700	3,232,625
Kaken Pharmaceutical Co., Ltd.	99,600	3,908,895
Kintetsu World Express, Inc.	526,700	12,912,276
Kumiai Chemical Industry Co., Ltd. (A)	626,200	5,117,916
Kyushu Railway Co.	115,800	2,431,921
Matsumotokiyoshi Holdings Co., Ltd.	185,700	7,364,882
Meitec Corp.	86,000	4,507,369
Nakanishi, Inc.	458,900	8,771,943
Nichiha Corp.	192,600	5,771,211
Nippon Parking Development Co., Ltd.	2,523,400	3,397,145
Paramount Bed Holdings Co., Ltd.	104,100	4,559,118
PCA Corp. (A)	69,200	3,051,374
Rohto Pharmaceutical Co., Ltd.	187,000	5,477,218
Sanwa Holdings Corp.	1,001,900	11,422,323
Shinoken Group Co., Ltd.	371,200	4,090,713
Square Enix Holdings Co., Ltd.	227,100	13,059,068
Takasago Thermal Engineering Co., Ltd.	276,400	4,173,648
Token Corp.	73,800	5,732,694
Wakita & Co., Ltd.	309,500	2,935,464

		187,555,936

Netherlands - 6.1%
ASM International NV	87,300	22,363,477
Euronext NV (C)	39,700	4,275,561
Intertrust NV (B) (C)	459,500	7,064,719
Van Lanschot Kempen NV, CVA (B)	125,200	3,114,220

		36,817,977

New Zealand - 0.4%
Pushpay Holdings, Ltd. (B)	1,968,800	2,319,425

Norway - 0.6%
ABG Sundal Collier Holding ASA (A)	4,540,727	3,408,640

Philippines - 0.2%
Alliance Global Group, Inc.	6,626,200	1,361,529

Republic of Korea - 2.5%
Eugene Technology Co., Ltd.	252,509	8,370,364
Interpark Corp.	486,319	1,641,107
Value Added Technology Co., Ltd.	240,700	5,262,497

		15,273,968

Transamerica Funds	Page 1

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Spain - 1.4%
Cia de Distribucion Integral Logista Holdings SA	391,064	$ 7,356,865
Vidrala SA	11,400	1,253,402

		8,610,267

Sweden - 3.3%
Cloetta AB, B Shares	1,943,500	5,565,787
Dios Fastigheter AB	958,374	8,201,494
Nobina AB (B) (C)	396,572	3,156,335
Trelleborg AB, B Shares (B)	130,000	2,940,247

		19,863,863

Switzerland - 1.4%
Swissquote Group Holding SA	79,576	8,643,418

United Kingdom - 16.2%
Bellway PLC	297,500	11,189,258
Dialog Semiconductor PLC (B)	97,187	6,117,736
Domino’s Pizza Group PLC	884,500	3,979,075
Equiniti Group PLC (B) (C)	3,393,300	5,403,471
Howden Joinery Group PLC (B)	903,400	8,283,195
IG Group Holdings PLC	742,535	7,609,537
Inchcape PLC (B)	394,700	3,577,312
Informa PLC (B)	857,627	5,835,587
Intermediate Capital Group PLC	315,335	7,313,954
International Personal Finance PLC (A) (B)	1,401,850	1,536,596
Lancashire Holdings, Ltd.	579,700	5,394,284
Oxford Metrics PLC	739,400	916,846
Redde Northgate PLC	261,868	876,770
Redrow PLC (B)	1,544,400	11,090,281
Rentokil Initial PLC (B)	621,581	4,218,566
Savills PLC (B)	805,800	11,572,148
Vectura Group PLC (B)	2,002,500	3,204,672

		98,119,288

Total Common Stocks (Cost $465,067,697)		597,978,837

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.06% (D)	1,661,498	1,661,498

Total Other Investment Company (Cost $1,661,498)		1,661,498

Principal	Value
REPURCHASE AGREEMENT - 1.3%

Fixed Income Clearing Corp., 0.00% (D), dated 01/29/2021, to be repurchased at $8,060,437 on 02/01/2021. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $8,221,692.

$ 8,060,437	$ 8,060,437

Total Repurchase Agreement (Cost $8,060,437)	8,060,437

Total Investments (Cost $474,789,632)	607,700,772
Net Other Assets (Liabilities) - (0.2)%	(1,254,664)

Net Assets - 100.0%	$ 606,446,108

Transamerica Funds	Page 2

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Semiconductors & Semiconductor Equipment	6.9%	$41,774,096
Capital Markets	6.6	40,261,174
Household Durables	6.1	37,153,340
Entertainment	5.9	35,886,677
Real Estate Management & Development	5.7	34,572,493
Air Freight & Logistics	4.9	29,633,650
Chemicals	3.8	23,280,470
IT Services	3.8	23,024,585
Diversified Financial Services	3.6	21,719,618
Building Products	3.5	21,367,182
Food Products	3.4	20,912,844
Health Care Equipment & Supplies	3.1	18,593,558
Machinery	2.9	17,791,196
Trading Companies & Distributors	2.5	15,471,645
Distributors	2.3	13,890,633
Professional Services	2.2	13,535,538
Commercial Services & Supplies	2.1	12,766,677
Containers & Packaging	2.1	12,555,544
Media	2.0	12,380,348
Electronic Equipment, Instruments & Components	2.0	12,201,538
Life Sciences Tools & Services	1.9	11,277,182
Equity Real Estate Investment Trusts	1.7	10,200,853
Tobacco	1.4	8,669,277
Banks	1.3	8,178,333
Food & Staples Retailing	1.2	7,364,882
Pharmaceuticals	1.2	7,113,567
Electrical Equipment	1.2	7,034,005
Health Care Providers & Services	1.1	6,638,033
Metals & Mining	1.1	6,634,028
Transportation Infrastructure	1.1	6,600,025
Road & Rail	1.1	6,465,026
Specialty Retail	1.0	6,253,157
Auto Components	1.0	5,802,382
Personal Products	0.9	5,477,218
Oil, Gas & Consumable Fuels	0.9	5,469,079
Insurance	0.9	5,394,284
Internet & Direct Marketing Retail	0.7	4,517,322
Beverages	0.7	4,333,504
Hotels, Restaurants & Leisure	0.7	3,979,075
Software	0.7	3,968,220
Textiles, Apparel & Luxury Goods	0.6	3,834,278
Consumer Finance	0.2	1,536,596
Industrial Conglomerates	0.2	1,361,529
Leisure Products	0.2	1,104,176

Investments	98.4	597,978,837
Short-Term Investments	1.6	9,721,935

Total Investments	100.0%	$607,700,772

Transamerica Funds	Page 3

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$—	$597,978,837	$—	$597,978,837
Other Investment Company	1,661,498	—	—	1,661,498
Repurchase Agreement	—	8,060,437	—	8,060,437

Total Investments	$1,661,498	$606,039,274	$—	$607,700,772

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,774,067, collateralized by cash collateral of $1,661,498 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,437,569. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the total value of 144A securities is $32,271,400, representing 5.3% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at January 31, 2021.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

Transamerica Funds	Page 4

Transamerica International Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 5